Related Party Transactions - Additional Information (Details)		6 Months Ended
	Apr. 18, 2024 shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 21, 2023 $ / shares shares
Disclosure of transactions between related parties [line items]
Expense recognized		$ 4,746,702
Unsecured loan		$ 31,139,696	$ 30,350,719
Number of shares issued | shares				45,221,586
Par value per share | $ / shares				$ 1
Performance Rights
Disclosure of transactions between related parties [line items]
Granted | shares		13,610,518
Number Of Performance Right Convertible To Ordinary Shares		1
Suresh Vaidyanathan | Phillips 66 Company
Disclosure of transactions between related parties [line items]
Expense recognized		$ 28,284
Key Management Personnel | Chris Burns, CEO | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Vesting date	Dec. 31, 2026
Expense recognized		372,371
Key Management Personnel | Chris Burns, CEO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted | shares	3,658,161
Key Management Personnel | Nick Liveris, CFO | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Vesting date	Dec. 31, 2026
Expense recognized		142,377
Key Management Personnel | Nick Liveris, CFO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted | shares	1,398,709
Key Management Personnel | Rashda Buttar | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Vesting date	Dec. 31, 2026
Expense recognized		$ 98,922
Key Management Personnel | Rashda Buttar | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted | shares	1,075,930